GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Schedule of changes in carrying value of goodwill by segment

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2021	594,908	1,210,781	—	1,805,689
New additions (i)	62,496	—	3,207,805	3,270,301
Impairment provided (ii)	(59,022)	(82,733)	—	(141,755)
Balance as of December 31, 2022	598,382	1,128,048	3,207,805	4,934,235
New additions (iii)	17,978	—	—	17,978
Disposal	(1,989)	—	—	(1,989)
Impairment provided (iv)	(59,163)	(34,254)	—	(93,417)
Balance as of December 31, 2023	555,208	1,093,794	3,207,805	4,856,807
(i)

During the year ended December 31, 2022, the Group acquired several real estate agency companies operating existing home transaction services in multiple cities, as well as Shengdu, a full-service home renovation service provider in China. On April 20, 2022, the Group completed the acquisition of Shengdu that was added to the home renovation and furnishing segment. The acquisition has been accounted for as a business combination, resulting in the recognition of RMB3,060.8 million of goodwill.

(ii)

During the year ended December 31, 2022, certain reporting units experienced a significant decrease in revenue and profit as a result of market downturn. This decline was identified by management as a triggering event. Following an impairment assessment, management concluded that the goodwill associated with certain reporting units was impaired. Consequently, a goodwill impairment loss of RMB141.8 million was recorded, with RMB59.0 million attributed to reporting units within the existing home transaction services segment and RMB82.7 million attributed to reporting units within the new home transaction services segment.

(iii)	During the year ended December 31, 2023, the Group acquired several real estate agency companies engaged in existing home transaction services in multiple cities.
(iv)

The Group completed its annual goodwill impairment test for all its reporting units as of December 31, 2023. During the year ended December 31, 2023, actual performance of certain reporting units did not meet prior forecasted expectations due to unfavorable local market conditions. The Group performed quantitative impairment testing on these reporting units and recognized goodwill impairment loss of RMB93.4 million, including RMB59.2 million related to reporting units within the existing home transaction services segment and RMB34.3 million related to reporting units within the new home transaction services segment. Following the goodwill impairment charge recorded in relation to these reporting units, the carrying value of the reporting units equaled its fair value as of December 31, 2023. Therefore, if business conditions or expectations were to change materially, it may be necessary to record further impairment charges to these reporting units in the future.